RELATED PARTY TRANSACTIONS - Schedule of Outstanding Balances Arising from Operating Income or Prepayment of Operating Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due from affiliated companies	$ 42,339	$ 37,826
Amounts due to affiliated companies	21,953	19,508
Transactions with affiliated companies [Member] | Melco and its Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	42,338	37,826
Amounts due to affiliated companies	18,543	17,168
Transactions with affiliated companies [Member] | Others [Member]
Related Party Transaction [Line Items]
Amounts due from affiliated companies	1	0
Amounts due to affiliated companies	0	38
Transactions with affiliated companies [Member] | Joint Venture and Subsidiary of MECOM Power and Construction Limited [Member]
Related Party Transaction [Line Items]
Amounts due to affiliated companies	$ 3,410	$ 2,302